Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)($)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs(3)($)	Average Compensation Actually Paid to Non-CEO NEOs(4)($)	Total Shareholder Return(5)($)	Peer Group Total Shareholder Return (6)($)	Net Income ($M)	Company Selected Measure: Normalized Cash Generation (7) ($M)
2025	11,885,455	9,102,582	3,183,146	2,627,364	130.72	109.24	217	403
2024	12,036,504	4,090,517	2,752,954	1,251,463	135.06	108.16	448	232
2023	9,647,383	34,874,444	2,361,871	6,063,404	197.37	125.00	482	164
2022	7,436,048	33,884,450	2,041,762	7,066,846	152.36	124.90	169	13
2021	25,270,516	38,099,613	5,033,297	7,386,178	100.24	78.5	352	(127)

Company Selected Measure Name	(7)Normalized Cash Generation
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts reported for our CEO for each of the corresponding years in the “Total” column of our Summary Compensation Table. The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Eifler) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs for each applicable year are as follows:
•   2025: Richard B. Barker, Joey M. Kawaja, Jennie P. Howard and Caroline M. Alting
•   2024: Richard B. Barker, Joey M. Kawaja, Blake A. Denton and Jennie P. Howard
•   2023: Richard B. Barker, Joey M. Kawaja, Blake A. Denton and Caroline M. Alting
•   2022: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton
•   2021: Richard B. Barker, William E. Turcotte, Joey M. Kawaja and Blake A. Denton

Peer Group Issuers, Footnote	The peer group used for this purpose is the OSX index.
PEO Total Compensation Amount	$ 11,885,455	$ 12,036,504	$ 9,647,383	$ 7,436,048	$ 25,270,516
PEO Actually Paid Compensation Amount	$ 9,102,582	4,090,517	34,874,444	33,884,450	38,099,613
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to CEO
2025
Total Compensation for CEO as reported in SCT for the year	$11,885,455
Deduct pension values reported in SCT for the covered year	—
Deduct grant date fair value of equity awards reported in SCT for the year	(8,750,626)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the year	—
Add fair values as of the end of the year of all equity awards granted during the year that are outstanding and unvested as of the end of the year	7,839,241
Add fair value as of the vesting date of any awards granted in the year that vested during the year	—
Add dividends paid on unvested shares/share units and stock options	—
Add the change in fair value (whether positive or negative) as of the end of the year of any equity awards granted in any prior year that are outstanding and unvested as of the year	(2,060,825)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the year	189,337
Subtract the fair value of any equity awards granted in a prior year that were forfeited in the year determined as of the end of the prior year	—
Compensation Actually Paid	$9,102,582

Non-PEO NEO Average Total Compensation Amount	$ 3,183,146	2,752,954	2,361,871	2,041,762	5,033,297
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,627,364	1,251,463	6,063,404	7,066,846	7,386,178
Adjustment to Non-PEO NEO Compensation Footnote

Average Compensation Actually Paid to Other NEOs
2025
Total Compensation for Other NEOs as reported in SCT for the year	$3,183,146
Deduct average pension values reported in SCT for the year	(5,847)
Deduct average grant date fair value of equity awards reported in SCT for the year	(1,979,531)
Add average pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the year	—
Add average fair values as of the end of the year of all equity awards granted during the year that are outstanding and unvested as of the end of the year	1,787,690
Add average fair value as of the vesting date of any awards granted in the year that vested during the year	—
Add average dividends paid on unvested shares/share units and stock options	—
Add the average change in fair value (whether positive or negative) as of the end of the year of any equity awards granted in any prior year that are outstanding and unvested as of the end of the year	(387,049)
Add the average change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the year	28,956
Subtract the average fair value of any equity awards granted in a prior year that were forfeited in the year determined as of the end of the prior year	—
Average Compensation Actually Paid to Other NEOs	$2,627,364

Compensation Actually Paid vs. Total Shareholder Return
The charts below reflect the CAP to our CEO and other NEOs over the five-year period ended December 31, 2025 compared to our TSR, the TSR of our peer group, net income (loss) and Normalized Cash Generation, respectively.

CAP vs Total Shareholder Return

●	CEO CAP	●	Avg. NEO CAP	—	Noble TSR	—	OSX Index TSR

Compensation Actually Paid vs. Net Income

CAP vs Net Income

●	CEO CAP	●	Avg. NEO CAP	—	Net Income

Compensation Actually Paid vs. Company Selected Measure

CAP vs Normalized Cash Generation

●	CEO CAP	●	Avg. NEO CAP	—	Normalized Cash Generation

Total Shareholder Return Vs Peer Group
The charts below reflect the CAP to our CEO and other NEOs over the five-year period ended December 31, 2025 compared to our TSR, the TSR of our peer group, net income (loss) and Normalized Cash Generation, respectively.

CAP vs Total Shareholder Return

●	CEO CAP	●	Avg. NEO CAP	—	Noble TSR	—	OSX Index TSR

Tabular List, Table

Normalized Cash Generation Return on Invested Capital Absolute TSR Relative TSR

Total Shareholder Return Amount	$ 130.72	135.06	197.37	152.36	100.24
Peer Group Total Shareholder Return Amount	109.24	108.16	125.00	124.90	78.5
Net Income (Loss)	$ 217,000,000	$ 448,000,000	$ 482,000,000	$ 169,000,000	$ 352,000,000
Company Selected Measure Amount	403,000,000	232,000,000	164,000,000	13,000,000	(127,000,000)
Additional 402(v) Disclosure	The dollar amounts reported in this column represent the amount of “compensation actually paid” to our CEO, as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the CEO. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table, adjusted as shown below for 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.The dollar amounts reported in this column represent the amount of “compensation actually paid” to our NEOs, as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the NEOs. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table, adjusted as shown below for 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.TSR is determined by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and June 9, 2021, the date of our relisting on the NYSE following our emergence from bankruptcy by (b) the Company’s share price on June 9, 2021.
Measure:: 1
Pay vs Performance Disclosure
Name	Normalized Cash Generation
Non-GAAP Measure Description	Normalized Cash Generation is defined as adjusted EBITDA minus capital expenditures, net interest expense, cash taxes, cost to achieve synergies, adjusted for any non-recurring items. We replaced the Adjusted Free Cash Flow metric in our STIP with Normalized Cash Generation, beginning in 2025. As such, we have changed our company selected measure to Normalized Cash Generation, as it was the most important performance measure used to link compensation actually paid to our NEOs to Company performance in 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,750,626)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,839,241
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,060,825)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	189,337
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,847)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,979,531)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,787,690
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,049)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,956
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0